Other Payables to TV Stations (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Payables to TV Stations (Textual)
Other payable to TV station	$ 1,200,326	$ 1,131,178
Kunming TV Station [Member]
Other Payables to TV Stations (Textual)
Other payable to TV station	$ 77,175	$ 77,175